Segment Information	6 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Segment Information
15 - Segment Information
The Company operates as a single operating segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis. The CODM regularly reviews income and expense items at the consolidated company (reporting segment) level and uses both operating income and net income to evaluate income generated to conclude whether and how to reinvest profits into the entity’s operations, shareholder return, acquisitions or otherwise. Both operating income and net income are also used to monitor budget versus actual results, forecasted information and in competitive analysis. The CODM does not review segment asset information to evaluate performance or allocate resources.
The following table presents selected financial information with respect to the Company's single operating segment for the three and six months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2025	2024	2025	2024
License and Other Revenue	$515	$330	$983	$802
Royalty Revenue	620	514	1,205	981
	1,135	844	2,188	1,783
Less Operating Costs and Expenses:
Staff costs: Salaries, bonuses and benefits	(409)	(327)	(798)	(631)
Staff costs: Share-based compensation cost (equity settled)	(265)	(218)	(506)	(400)
Staff costs: Employer taxes related to share-based compensation	(40)	(44)	(98)	(133)
Non-staff costs:
Project materials costs, third-party fees paid to consultants, information technology, research and development expenses (excluding employee-related expense), accounting and legal professional services fees, advertising expenses, and other corporate-related expenses	(203)	(148)	(395)	(293)
Amortization	(24)	(21)	(48)	(44)
Depreciation	(32)	(23)	(68)	(42)
Other non-staff costs	1	1	2	6
Operating income (loss)	163	64	277	246
Operating margin	14%	8%	13%	14%
Income (loss) from equity investments, net	(16)	(10)	(12)	14
Interest income, net	27	29	54	61
Other non-operating income (loss), net	128	(19)	129	(13)
Income (loss) from continuing operations before income taxes	302	64	448	308
Income tax benefit (expense)	(64)	43	(80)	22
Net income (loss)	$238	$107	$368	$330